U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington DC 20549

	FORM 24F-2

	Annual Filing under Rule 24f-2
	of the Investment Company Act of 1940

	Read instructions at end of Form before preparing Form.
	please print or type.

1. 	Name and address of issuer:
			Fortis Advantage Portfolios, Inc.
			500 Bielenberg Drive
			Woodbury, MN  55125

2.	Name of each series or class of securities for which
this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):
		Fortis Advantage Capital Appreciation Portfolio

3.	Investment Company Act File Number:	811-5355

	Securities Act File Number:		33-17759

4(a).	Last day of fiscal year for which this notice is
filed:	October 31, 2001

4(b). ___	Check box if this Form is being filed late (i.e.,
more than 90 days after the end of the issuer's fiscal year).

4(c).___	Check box if this is the last time the issuer
will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during
the fiscal year pursuant to section 24(f):
				$4,558,806

	(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:
				($7,474,188)

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending
no earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:
				$0

	(iv)	Total available redemption credits (add items
5(ii) and 5(iii):
				($7,474,188)

	(v)	Net sales--if Item 5(i) is greater than Item
5(iv) [subtract Item 5(iv) from Item 5(i)]
				($2,915,382)

	(vi)	Redemption credits available for use in future
years -- if Item 5(i) is less that Item 5(iv)
[subtract Item 5(iv) from Item 5(i):
				($2,915,382)

(vii) Multiplier for determining registration fee (see instruction C.8):
					X$0.000250

(viii) Registration fee due [multiply Item 5(v) by
	Item 5(vii] (enter "0" if no fee is due):

					$0

6.	Interest due -- if this Form is being filed more than
90 days after the end of the issuer's fiscal year (see
Instruction D):
					$0

7.	Total of the amount of the registration fee due plus
any interest due [Item 5(vii) plus Item 6]:

					$0

8.	Date the registration fee and any interest payment was
sent to the Commission's lockbox depository:

	Account Number:
	Method of Delivery: Wire transfer


SIGNATURES

This Form has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)

		/s/ Tamara L. Fagely

		Tamara L. Fagely, Vice President

Date: 	January 10, 2002